FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                               San Mateo, CA 94403



March 6, 2008


Filed Via EDGAR (CIK #0000780379)
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

      RE:  FRANKLIN TEMPLETON GLOBAL TRUST
           File Nos. 033-01212 and 811-04450

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 6, 2008.

Sincerely yours,

FRANKLIN TEMPLETON GLOBAL TRUST



/s/ David P. Goss
Vice President

DPG/jg